Capital Management	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Capital Management
Note 7: Capital Management
Our objective is to maintain a strong capital position in a cost-effective structure that: is appropriate given our target regulatory capital ratios and our internal assessment of required economic capital; underpins our operating groups’ business strategies and considers the market environment; supports depositor, investor and regulator confidence, while building long-term shareholder value; and is consistent with our target credit ratings.
As at January 31, 2024, we met OSFI’s target capital ratio requirements, which include a 2.5% Capital Conservation Buffer, a 1.0% Common Equity Surcharge for Domestic Systemically Important Banks
(D-SIBs),
a Countercyclical Buffer and a 3.5% Domestic Stability
Buffer
(DSB) applicable to
D-SIBs.
As announced by OSFI in June 202
3
, the DSB level was increased to 3.5% effective November 1, 2023. Our capital position as at January 31, 2024 is further detailed in the Capital Management section of our interim Management’s Discussion and Analysis.
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures
(1)

(Canadian $ in millions, except as noted)	January 31, 2024	October 31, 2023
CET1 Capital	52,860	52,914
Tier 1 Capital	59,721	59,785
Total Capital	68,566	68,718
TLAC	114,262	114,402
Risk-Weighted Assets	414,145	424,197
Leverage Exposures	1,406,555	1,413,036
CET1 Ratio	12.8%	12.5%
Tier 1 Capital Ratio	14.4%	14.1%
Total Capital Ratio	16.6%	16.2%
TLAC Ratio	27.6%	27.0%
Leverage Ratio	4.2%	4.2%
TLAC Leverage Ratio	8.1%	8.1%

(1)	Calculated in accordance with OSFI’s Capital Adequacy Requirements Guideline, Leverage Requirements Guideline and Total Loss Absorbing Capacity (TLAC) Guideline.